FINANCIAL (EXPENSE)/INCOME, NET	12 Months Ended
Dec. 31, 2022
Financial Income And Expense [Abstract]
FINANCIAL (EXPENSE)/INCOME, NET
19. FINANCIAL (EXPENSE)/INCOME, NET

	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2022
	RMB	RMB	RMB
Interest income	46,667	15,947	1,606
Interest expense	(6,383)	(4,181)	(2,462)
(Loss)/gains from fair value changes of equity securities investments (Note 9)	(53,683)	59,690	(28,326)
Bank charges	(709)	(529)	(276)
Others	5,537	9,134	15,102

Total financial (expense)/income, net	(8,571)	80,061	(14,356)